TAXATION - Additional information (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2024 CNY (¥) entity	Dec. 31, 2024 HKD ($) entity	Dec. 31, 2023 CNY (¥) entity	Dec. 31, 2023 HKD ($) entity	Dec. 31, 2022 CNY (¥) entity	Dec. 31, 2022 HKD ($) entity
TAXATION
Statutory income tax rate (in percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of minimum global tax rate		15.00%	15.00%
Share-based compensation expenses included in:		¥ 2,726,075		¥ 3,215,549		¥ 2,425,249
Net operating loss carryforwards		13,602,600		12,633,600		11,545,800
Deferred tax assets arose from net operating loss carryforwards that were offset by valuation allowance		3,243,500		2,848,800		2,702,600
Deferred tax assets arose from net operating loss carryforwards		3,412,316		3,144,161		2,788,100
Net operating loss carrying forward expected to be utilized prior to expiration		168,800		¥ 295,400		¥ 85,500
Net operating loss carryforwards will expire in the year ending December 31, 2025 through 2029		¥ 13,602,600
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		10.00%	10.00%
High and new technology enterprise
TAXATION
Preferential income tax rate (in percent)		15.00%	15.00%
Number of entities qualified | entity		4	4	3	3	3	3
Enterprises within Catalogue of Encouraged Industries in Western Regions
TAXATION
Preferential income tax rate (in percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Number of entities qualified | entity		0	0	1	1	6	6
Hongkong
TAXATION
Tax rate on assessable profits on the first HK dollar 2 million		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Assessable profits, under which the tax rate is 8.25%. | $			$ 2		$ 2		$ 2
Assessable profits, under which the tax rate is 16.5%. | $			$ 2		$ 2		$ 2
Statutory income tax rate (in percent)		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Foreign investor ownership in the shares of VIE		25.00%	25.00%
Hongkong | Maximum
TAXATION
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		5.00%	5.00%
CN
TAXATION
Statutory income tax rate (in percent)	25.00%
Non-China operations
TAXATION
Share-based compensation expenses included in:		¥ 2,726,100		¥ 3,215,500		¥ 2,425,200
Gains from investment in wealth management products		¥ 424,000		¥ 452,500		¥ 192,400